UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 80.0%
China - 0.2%
Earthquake - 0.2%
Panda Re 2015-1
(T-BILL 3MO + 4.050%), 06/30/2018 (a)(b)(c)(d)(e) (Cost: $2,065,000; Acquisition Date: 06/26/2015)		$2,065,000	$2,062,900

Global - 28.9%
Earthquake - 0.6%
Acorn Re 2015-1
(6 Month LIBOR USD + 3.290%), 07/17/2018 (a)(b)(c)(e)(f) (Cost: $5,250,000; Acquisition Date: 07/02/2015)		5,250,000	5,271,787

Mortality/Longevity - 4.2%
Benu Capital Class B
(3 Month EURIBOR + 3.350%), 01/08/2020 (a)(b)(c)(e)(f) (Cost: $12,884,938; Acquisition Date: 04/21/2015)	EUR	12,000,000	15,068,534
Chesterfield 2014-1
4.500%, 12/15/2034 (c)(d)(e) (Cost: $17,543,064; Acquisition Date: 12/11/2014)		$17,543,064	17,487,146
IBRD CAR 111-Class A
(6 Month LIBOR USD + 6.900%), 07/15/2020 (a)(b)(c)(d)(e) (Cost: $2,966,000; Acquisition Date: 06/28/2017)		2,966,000	2,979,940
IBRD CAR 112-Class B
(6 Month LIBOR USD + 11.500%), 07/15/2020 (a)(b)(c)(d)(e) (Cost: $871,000; Acquisition Date: 06/28/2017)		871,000	874,571
Vita Capital VI
(6 Month LIBOR USD + 2.900%), 01/08/2021 (a)(b)(c)(e)(f) (Cost: $3,000,000; Acquisition Date: 12/15/2015)		3,000,000	3,062,250

			39,472,441

Multiperil - 22.2%
Atlas IX 2015-1
(3 Month LIBOR USD + 7.830%), 01/07/2019 (a)(b)(c)(e) (Cost: $9,191,082; Original Acquisition Date: 02/05/2015)		9,169,000	8,272,730
Atlas IX 2016-1
(3 Month LIBOR USD + 7.370%), 01/08/2020 (a)(b)(c)(e) (Cost: $25,976,437; Original Acquisition Date: 12/23/2015)		25,948,000	24,945,110
Galileo Re 2016-1 Class A
(T-BILL 3MO + 13.510%), 01/08/2019 (a)(b)(c)(e) (Cost: $13,618,000; Acquisition Date: 01/20/2016)		13,618,000	13,223,759
Galileo Re 2016-1 Class B
(T-BILL 3MO + 8.940%), 01/08/2019 (a)(b)(c)(e)(f) (Cost: $13,618,000; Acquisition Date: 01/20/2016)		13,618,000	13,502,928
Galileo Re 2016-1 Class C
(T-BILL 3MO + 6.870%), 01/08/2019 (a)(b)(c)(e) (Cost: $13,617,000; Acquisition Date: 01/20/2016)		13,617,000	13,589,766
Galileo Re 2017-1 Class B
(6 Month LIBOR USD + 17.500%) 11/06/2020 (a)(b)(c)(e) (Cost: $2,074,000; Acquisition Date: 10/30/2017)		2,074,000	2,058,445
Kilimanjaro Re 2014-1 Class B
(T-BILL 3MO + 4.500%), 04/30/2018 (a)(b)(c)(e) (Cost: $19,443,602; Original Acquisition Date: 04/17/2014)		19,542,000	19,423,771
Kilimanjaro Re 2015-1 Class D
(T-BILL 3MO + 9.250%), 12/06/2019 (a)(b)(c)(e)(f) (Cost: $10,000,000; Acquisition Date: 11/10/2015)		10,000,000	9,768,000
Kilimanjaro Re 2015-1 Class E
(T-BILL 3MO + 6.750%), 12/06/2019 (a)(b)(c)(e) (Cost: $15,796,185; Original Acquisition Date: 11/10/2015)		15,784,000	15,754,800
Kilimanjaro Re II 2017-1 Class A-1
(6 Month LIBOR USD + 10.000%), 04/20/2021 (a)(b)(c)(e) (Cost: $3,666,000; Acquisition Date: 04/06/2017)		3,666,000	3,403,331
Kilimanjaro Re II 2017-1 Class B-1
(6 Month LIBOR USD + 7.500%), 04/20/2021 (a)(b)(c)(e) (Cost: $12,764,439; Original Acquisition Date: 04/06/2017)		12,659,000	12,248,215
Kilimanjaro Re II 2017-1 Class C-1
(6 Month LIBOR USD + 6.000%), 04/20/2021 (a)(b)(c)(e) (Cost: $18,184,867; Original Acquisition Date: 04/06/2017)		18,046,000	17,715,758
Kilimanjaro Re II 2017-2 Class A-2
(6 Month LIBOR USD + 10.000%), 04/21/2022 (a)(b)(c)(e) (Cost: $1,571,000; Acquisition Date: 04/06/2017)		1,571,000	1,441,393
Kilimanjaro Re II 2017-2 Class B-2
(6 Month LIBOR USD + 7.500%), 04/21/2022 (a)(b)(c)(e) (Cost: $2,357,000; Acquisition Date: 04/06/2017)		2,357,000	2,273,444
Kilimanjaro Re II 2017-2 Class C-2
(6 Month LIBOR USD + 6.000%), 04/21/2022 (a)(b)(c)(e)(f) (Cost: $1,760,000; Acquisition Date: 04/06/2017)		1,760,000	1,728,144
Loma Re 2013-1 Class C
(T-BILL 3MO + 3.000%), 01/08/2018 (a)(b)(c)(e) (Cost: $19,011,000; Acquisition Date: 12/20/2013)		19,011,000	10,456,050
Queen Street XII
(6 Month LIBOR USD + 5.250%), 04/08/2020 (a)(b)(c)(e)(f) (Cost: $3,463,000; Acquisition Date: 05/13/2016)		3,463,000	3,472,523
Riverfront Re 2017-1 Class A
(T-BILL 3MO + 4.500%), 01/15/2021 (a)(b)(c)(e) (Cost: $1,397,000; Acquisition Date: 05/23/2017)		1,397,000	1,388,618
Tradewynd Re 2013-1 Class 1
(T-BILL 3MO + 8.660%), 07/09/2018 (a)(b)(c)(e) (Cost: $11,500,000; Acquisition Date: 07/02/2013)		11,500,000	11,731,150
Tramline Re II 2014-1 Class A
(T-BILL 3MO + 8.250%), 01/04/2019 (a)(b)(c)(e) (Cost: $19,750,000; Acquisition Date: 12/04/2014)		19,750,000	19,676,925

			206,074,860

Other - 0.6%
Operational Re
5.500%, 04/08/2021 (a)(c)(d)(e) (Cost: $5,093,093; Acquisition Date: 05/19/2016)	CHF	5,047,000	5,455,325

Windstorm - 1.3%
IBRD CAR 114-Class B
(6 Month LIBOR USD + 9.300%), 12/20/2019 (a)(b)(c)(e) (Cost: $2,884,000; Acquisition Date: 07/24/2017)		$2,884,000	2,841,317
IBRD CAR 115-Class C
(6 Month LIBOR USD + 5.900%), 05/19/2020 (a)(b)(c)(e) (Cost: $2,019,000; Acquisition Date: 07/24/2017)		2,019,000	2,019,707
Queen Street X
(T-BILL 3MO + 5.750%), 06/08/2018 (a)(b)(c)(e)(f) (Cost: $1,279,000; Acquisition Date: 03/25/2015)		1,279,000	1,279,767
Queen Street XI
(T-BILL 3MO + 6.150%), 06/07/2019 (a)(b)(c)(e)(f) (Cost: $6,000,000; Acquisition Date: 12/15/2015)		6,000,000	6,055,800

			12,196,591

			268,471,004

Japan - 4.5%
Earthquake - 4.4%
Kizuna Re II 2014-1 Class A
(T-BILL 3MO + 2.250%), 04/06/2018 (a)(b)(c)(e)(f) (Cost: $6,750,000; Acquisition Date: 02/28/2014)	6,750,000	6,745,612
Kizuna Re II 2014-1 Class B
(T-BILL 3MO + 2.500%), 04/06/2018 (a)(b)(c)(e) (Cost: $4,500,000; Acquisition Date: 02/28/2014)	4,500,000	4,498,200
Nakama Re 2014-1 Class 2
(T-BILL 3MO + 2.500%), 04/13/2018 (a)(b)(c)(e)(f) (Cost: $4,250,000; Acquisition Date: 05/23/2014)	4,250,000	4,246,388
Nakama Re 2014-2 Class 2
(T-BILL 3MO + 2.875%), 01/16/2020 (a)(b)(c)(e)(f) (Cost: $6,825,284; Original Acquisition Date: 12/12/2014)	6,806,000	6,860,448
Nakama Re 2015-1 Class 2
(T-BILL 3MO + 3.250%), 01/14/2021 (a)(b)(c)(e)(f) (Cost: $6,000,000; Acquisition Date: 12/14/2015)	6,000,000	6,126,600
Nakama Re 2016-1 Class 1
(6 Month LIBOR USD + 2.200%), 10/13/2021 (a)(b)(c)(e)(f) (Cost: $7,500,000; Acquisition Date: 09/21/2016)	7,500,000	7,603,875
Nakama Re 2016-1 Class 2
(6 Month LIBOR USD + 3.250%), 10/13/2021 (a)(b)(c)(e)(f) (Cost: $4,830,000; Acquisition Date: 09/21/2016)	4,830,000	4,897,379

		40,978,502

Windstorm - 0.1%
Aozora Re 2016-1 A
(6 Month LIBOR USD + 2.200%), 04/07/2020 (a)(b)(c)(e)(f) (Cost: $1,149,000; Acquisition Date: 03/23/2016)	1,149,000	1,162,328

		42,140,830

Turkey - 0.3%
Earthquake - 0.3%
Bosphorus 2015-1 Class A
(6 Month LIBOR USD + 3.250%), 08/17/2018 (a)(b)(c)(e)(f) (Cost: $3,250,000; Acquisition Date: 08/11/2015)	3,250,000	3,273,725

United States - 46.10%
Earthquake - 17.2%
Golden State Re II 2014-1 Class A
(T-BILL 3MO + 2.200%), 01/08/2019 (a)(b)(c)(e)(f) (Cost: $12,095,000; Original Acquisition Date: 09/10/2014)	12,100,000	12,122,385
Kilimanjaro Re 2014-2 Class C
(T-BILL 3MO + 3.750%), 11/25/2019 (a)(b)(c)(e)(f) (Cost: $42,929,947; Original Acquisition Date: 11/07/2014)	42,886,000	43,224,799
Merna Re 2016-1 Class A
(T-BILL 3MO + 2.250%), 04/08/2019 (a)(b)(c)(e) (Cost: $1,131,000; Acquisition Date: 03/24/2016)	1,131,000	1,131,622
Ursa Re 2015-1 Class B
(T-BILL 3MO + 5.000%), 09/21/2018 (a)(b)(c)(e) (Cost: $31,288,886; Original Acquisition Date: 09/10/2015)	31,250,000	31,151,563
Ursa Re 2016-1 Class A
(T-BILL 3MO + 4.000%), 12/10/2019 (a)(b)(c)(e)(f) (Cost: $19,019,274; Original Acquisition Date: 11/21/2016)	18,944,000	18,763,085
Ursa Re 2017-1 Class B
(T-BILL 3MO + 3.500%), 05/27/2020 (a)(b)(c)(e)(f) (Cost: $25,798,473; Acquisition Date: 05/10/2017)	25,777,000	25,802,777
Ursa Re 2017-1 Class E
(T-BILL 3MO + 6.000%), 06/27/2020 (a)(b)(c)(e) (Cost: $28,087,000; Acquisition Date: 05/10/2017)	28,087,000	28,227,435

		160,423,666

Multiperil - 16.6%
Blue Halo Re 2016-1 Class A
(T-BILL 3MO + 14.000%), 06/21/2019 (a)(b)(c)(e) (Cost: $4,750,000; Acquisition Date: 06/10/2016)	4,750,000	4,455,737
Blue Halo Re 2016-1 Class B
(T-BILL 3MO + 19.750%), 06/21/2019 (a)(b)(c)(e) (Cost: $2,600,000; Acquisition Date: 06/10/2016)	2,600,000	970,970
Blue Halo Re 2016-2 Class C
(T-BILL 3MO + 8.250%), 07/26/2019 (a)(b)(c)(e)(f) (Cost: $9,228,577; Original Acquisition Date: 07/18/2016)	9,186,000	8,943,949
Buffalo Re 2017-1 Class A
(6 Month LIBOR USD + 3.250%), 04/07/2020 (a)(b)(c)(e) (Cost: $867,488; Original Acquisition Date: 08/15/2017)	864,000	852,941
Caelus Re IV 2016-1 Class A
(T-BILL 3MO + 5.490%), 03/06/2020 (a)(b)(c)(e) (Cost: $5,415,045; Original Acquisition Date: 02/23/2016)	5,395,000	5,536,888
Caelus Re V 2017-1 Class B
(T-BILL 3MO + 4.500%), 06/05/2024 (a)(b)(c)(e) (Cost: $1,297,000; Acquisition Date: 04/27/2017)	1,297,000	1,221,579
Caelus Re V 2017-1 Class C
(T-BILL 3MO + 6.500%), 06/05/2024 (a)(b)(c)(e) (Cost: $830,000; Acquisition Date: 04/27/2017)	830,000	386,240
Caelus Re V 2017-1 Class D
(T-BILL 3MO + 9.250%), 06/05/2024 (a)(b)(c)(e) (Cost: $830,000; Acquisition Date: 04/27/2017)	830,000	16,891
East Lane Re VI 2015-1 Class A
(T-BILL 3MO + 3.390%), 03/13/2020 (a)(b)(c)(e) (Cost: $10,787,000; Acquisition Date: 03/02/2015)	10,787,000	10,816,664
Espada Re 2016-1 Class 20
(T-BILL 3MO + 5.490%), 06/06/2020 (a)(b)(c)(e) (Cost: $1,785,000; Acquisition Date: 02/12/2016)	1,785,000	1,566,338
First Coast Re 2016-1 Class A
(T-BILL 3MO + 3.910%), 06/07/2019 (a)(b)(c)(e) (Cost: $7,000,000; Acquisition Date: 05/25/2016)	7,000,000	7,010,150
Fortius Re 2017-1
(6 Month LIBOR USD + 3.750%), 07/07/2024 (a)(b)(c)(e) (Cost: $1,010,000; Acquisition Date: 07/14/2017)	1,010,000	1,011,616
Northshore Re II 2017-1 Class A
(T-BILL 3MO + 7.250%), 07/06/2020 (a)(b)(c)(e) (Cost: $14,849,000; Acquisition Date: 06/26/2017)	14,849,000	15,042,779
PennUnion Re 2015-1
(T-BILL 3MO + 4.500%), 12/07/2018 (a)(b)(c)(e)(f) (Cost: $8,742,112; Original Acquisition Date: 10/05/2015)	8,729,000	8,734,674
Residential Re 2013-II Class 4
(T-BILL 3MO + 3.000%), 03/06/18 (a)(b)(c)(e) (Cost: $6,311,500; Original Acquisition Date: 11/18/2013)	6,311,500	2,209,025
Residential Re 2014-I Class 10
(T-BILL 3MO + 15.080%), 06/06/2018 (a)(b)(c)(e) (Cost: $13,162,000; Acquisition Date: 05/22/2014)	13,162,000	3,869,628
Residential Re 2014-I Class 13
(T-BILL 3MO + 3.610%), 06/06/2018 (a)(b)(c)(e) (Cost: $141,000; Acquisition Date: 05/22/2014)	141,000	140,725
Residential Re 2014-II Class 4
(T-BILL 3MO + 5.130%), 12/06/2018 (a)(b)(c)(e) (Cost: $8,000,000; Acquisition Date: 11/20/2014)	8,000,000	7,978,400
Residential Re 2015-I Class 10
(T-BILL 3MO + 10.970%), 06/06/2019 (a)(b)(c)(e) (Cost: $6,053,000; Acquisition Date: 05/21/2015)	6,053,000	3,336,111
Residential Re 2015-I Class 11
(T-BILL 3MO + 5.960%), 06/06/2019 (a)(b)(c)(e) (Cost: $6,585,000; Acquisition Date: 05/21/2015)	6,585,000	5,692,074
Residential Re 2015-II Class 3
(T-BILL 3MO + 6.950%), 12/06/2019 (a)(b)(c)(e) (Cost: $12,500,000; Acquisition Date: 11/20/2015)	12,500,000	12,655,625
Residential Re 2016-I Class 10
(T-BILL 3MO + 11.550%), 06/06/2023 (a)(b)(c)(e) (Cost: $2,391,000; Acquisition Date: 04/28/2016)	2,391,000	1,076,787
Residential Re 2016-I Class 11
(T-BILL 3MO + 4.730%), 06/06/2023 (a)(b)(c)(e) (Cost: $3,074,000; Acquisition Date: 04/28/2016)	3,074,000	2,630,114

Residential Re 2016-I Class 13
(T-BILL 3MO + 3.250%), 06/06/2023 (a)(b)(c)(e) (Cost: $6,000,000; Acquisition Date: 04/28/2016)	6,000,000	5,971,800
Residential Re 2017-I Class 11
(T-BILL 3MO + 4.750%), 06/06/2021 (a)(b)(c)(e) (Cost: $1,769,000; Acquisition Date: 04/19/2017)	1,769,000	1,611,824
Sanders Re 2014-1 Class C
(T-BILL 3MO + 3.250%), 05/25/2018 (a)(b)(c)(e) (Cost: $1,500,000; Acquisition Date: 05/07/2014)	1,500,000	1,502,400
Sanders Re 2014-1 Class D
(T-BILL 3MO + 3.780%), 05/28/2019 (a)(b)(c)(e) (Cost: $6,705,000; Acquisition Date: 05/07/2014)	6,705,000	6,755,623
Sanders Re 2017-2 Class A
(6 Month LIBOR USD + 3.250%), 06/05/2020 (a)(b)(c)(e)(f) (Cost: $3,142,000; Acquisition Date: 05/24/2017)	3,142,000	3,139,958
Spectrum Capital Ltd. 2017-1 A
(6 Month LIBOR USD + 5.750%), 06/08/2021 (a)(b)(c)(e) (Cost: $11,657,000; Acquisition Date: 06/13/2017)	11,657,000	11,408,706
Spectrum Capital Ltd. 2017-1 B
(6 Month LIBOR USD + 3.500%), 06/08/2021 (a)(b)(c)(e)(f) (Cost: $16,903,000; Acquisition Date: 06/13/2017)	16,903,000	16,897,929
Torrey Pines Re 2017-1 Class B
(6 Month LIBOR USD + 3.750%), 06/09/2025 (a)(b)(c)(e) (Cost: $623,000; Acquisition Date: 04/27/2017)	623,000	624,838
Torrey Pines Re 2017-1 Class C
(6 Month LIBOR USD + 6.250%), 06/09/2024 (a)(b)(c)(e) (Cost: $467,000; Acquisition Date: 04/27/2017)	467,000	469,102

		154,538,085

Windstorm - 12.3%
Alamo Re 2015-1 Class A
(T-BILL 3MO + 4.810%), 06/07/2018 (a)(b)(c)(e)(f) (Cost: $34,743,329; Original Acquisition Date: 05/06/2015)	34,732,000	34,886,558
Alamo Re 2015-1 Class B
(T-BILL 3MO + 4.400%), 06/07/2018 (a)(b)(c)(e)(f) (Cost: $16,944,628; Original Acquisition Date: 05/06/2015)	16,941,000	17,264,573
Alamo Re 2017-1 Class A
(T-BILL 3MO + 3.750%), 06/08/2020 (a)(b)(c)(e)(f) (Cost: $3,193,000; Acquisition Date: 05/23/2017)	3,193,000	3,257,978
Bonanza Re 2016-1 Class A
(6 Month LIBOR USD + 3.750%), 12/31/2019 (a)(b)(c)(e) (Cost: $478,000; Original Acquisition Date: 11/28/2016)	478,000	459,191
Bonanza Re 2016-1 Class B
(6 Month LIBOR USD + 5.000%), 12/31/2019 (a)(b)(c)(e) (Cost: $946,000; Original Acquisition Date: 11/28/2016)	946,000	901,254
Citrus Re 2015-1 Class B
(T-BILL 3MO + 6.900%), 04/09/2018 (a)(b)(c)(e) (Cost: $425,000; Acquisition Date: 04/01/2015)	425,000	427,593
Citrus Re 2015-1 Class C
(T-BILL 3MO + 10.140%), 04/09/2018 (a)(b)(c)(e) (Cost: $3,931,000; Acquisition Date: 04/01/2015)	3,931,000	3,362,577
Citrus Re 2016-1 Class D-50
(T-BILL 3MO + 7.740%), 02/25/2019 (a)(b)(c)(e) (Cost: $4,743,000; Acquisition Date: 02/19/2016)	4,743,000	4,738,257
Citrus Re 2016-1 Class E-50
(T-BILL 3MO + 11.030%), 02/25/2019 (a)(b)(c)(e) (Cost: $3,952,000; Acquisition Date: 02/19/2016)	3,952,000	3,121,882
Cranberry Re 2017-1 Class A
(6 Month LIBOR USD + 2.000%), 07/13/2023 (a)(b)(c)(e) (Cost: $13,000,000; Acquisition Date: 06/05/2017)	13,000,000	13,132,600
Everglades Re II 2017-1 Class A
(T-BILL 3MO + 5.000%), 05/08/2023 (a)(b)(c)(e)(f) (Cost: $2,075,000; Acquisition Date: 04/27/2017)	2,075,000	2,035,264
Kilimanjaro Re 2014-1 Class A
(T-BILL 3MO + 4.750%), 04/30/2018 (a)(b)(c)(e)(f) (Cost: $13,260,000; Acquisition Date: 04/17/2014)	13,260,000	13,297,128
Manatee Re 2016-1 Class A
(T-BILL 3MO + 5.750%), 03/13/2019 (a)(b)(c)(e) (Cost: $556,000; Acquisition Date: 03/02/2016)	556,000	558,724
Manatee Re 2016-1 Class C
(T-BILL 3MO + 0.500%), 03/14/2022 (a)(b)(c)(d)(e) (Cost: $835,000; Acquisition Date: 03/02/2016)	835,000	—
Market Re 2016-3 Class A
3.000%, 07/08/2019 (a)(c)(d)(e) (Cost: $4,000,000; Acquisition Date: 06/21/2016)	4,000,000	4,032,965
Market Re 2017-1 Class A
6.445%, 06/08/2018 (a)(b)(c)(d)(e)(g) (Cost: $9,300,000; Acquisition Date: 06/05/2017)	9,300,000	9,800,703
Oak Leaf Re Ltd. 2017-1 A
5.216%, 06/09/2018 (a)(b)(c)(d)(e)(g) (Cost: $3,000,000; Acquisition Date: 06/06/2017)	3,000,000	3,127,861

		114,405,108

		429,366,859

TOTAL EVENT LINKED BONDS (Cost $778,374,250)		745,315,318

PARTICIPATION NOTES (QUOTA SHARES) - 4.5%
Global - 4.5%
Multiperil - 4.5%
Eden Re II 2016-1 Class B
04/23/2019 (a)(c)(d)(e)(h) (Cost: $19,248; Acquisition Date: 03/24/2016)	19,247	1,338,569
Sector Re V Series 6 Class B
03/01/2021 (a)(c)(d) (Cost: $86,667; Acquisition Date: 04/28/2016)	86,667	1,079,853
Sector Re V Series 6 Class F
03/01/2021 (a)(c)(d) (Cost: $33,295; Acquisition Date: 04/25/2016)	33,295	416,481
Sector Re V Series 6 Class G
03/01/2021 (a)(c)(d) (Cost: $66,659; Acquisition Date: 04/28/2016)	66,659	3,637,448
Sector Re V Series 7 Class B
03/01/2022 (a)(c)(d)(i) (Cost: $13,874,487; Acquisition Date: 04/27/2017)	13,874,487	13,286,209
Sector Re V Series 7 Class G
03/01/2022 (a)(c)(d)(i) (Cost: $25,371,890; Acquisition Date: 04/27/2017)	25,371,890	22,446,511

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $39,452,246)		42,205,071

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 10.1%
Global - 10.1%
Multiperil - 10.1%
Arenal (Artex Segregated Account Company) (a)(c)(d)(h)(i) (Cost: $18,973,977; Original Acquisition Date: 05/07/2015)	18,011	13,920,884
Biscayne (Artex Segregated Account Company) (a)(c)(d)(h)(i) (Cost: $28,289,717; Original Acquisition Date: 04/30/2014)	28,192	30,187,612
Hatteras (Artex Segregated Account Company) (a)(c)(d)(h) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	6,370,848
Hudson Charles 2 (Mt. Logan Re) (a)(c)(d) (Cost: $11,534,500; Acquisition Date: 04/02/2014)	11,535	10,196,019
Hudson Charles 3 (Mt. Logan Re) (a)(c)(d) (Cost: $15,350,000; Acquisition Date: 06/19/2014)	15,350	13,259,304
Kona (Artex Segregated Account Company) (a)(c)(d)(h) (Cost: $0; Acquisition Date: 07/23/2015)	2,862	101,007
LRe 2015 (Lorenz Re Ltd.) (a)(c)(d)(h) (Cost: $0; Acquisition Date: 03/31/2015)	367	—
LRe 2016 (Lorenz Re Ltd.) (a)(c)(d)(h) (Cost: $0; Acquisition Date: 04/01/2016)	51,070	95,076
Rondout (Artex Segregated Account Company) (a)(c)(d)(h) (Cost: $13,261,838; Original Acquisition Date: 05/29/2015)	11,118	11,718,188
Yoho (Artex Segregated Account Company) (a)(c)(d)(h) (Cost: $9,779,394; Acquisition Date: 05/17/2016)	12,496	8,563,211

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $103,489,426)		94,412,149

SHORT-TERM INVESTMENTS - 4.1%
Money Market Fund - 4.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.21% (j)	7,564,879	7,564,879
First American Government Obligations Fund - Class Z - 1.20% (j)	7,564,878	7,564,878
First American Treasury Obligations Fund - Class Z - 1.21% (j)	7,564,878	7,564,878
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.21% (j)	7,564,879	7,564,879
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.21% (j)	7,564,879	7,564,879

TOTAL SHORT-TERM INVESTMENTS (Cost $37,824,393)		37,824,393

TOTAL INVESTMENTS (Cost $959,140,315) - 98.7%		919,756,931

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		11,830,089

TOTAL NET ASSETS - 100.0%		$931,587,020

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $864,445,392. Foreign exposure is as follows: Bermuda: 78.0%, Cayman Islands: 7.5%, Ireland: 6.4% and Supranational: 0.9%.
(b)	Variable rate security. Reference rates as of January 31, 2018 are as follows: T-BILL 3MO 1.47%, 3 Month EURIBOR -0.33%, 6 Month LIBOR 1.97%, and 3 Month LIBOR 1.78%. Actual reference rates may vary based on the reset date of the security.
(c)	Security is restricted as to resale.
(d)	Value is determined using significant unobservable inputs.
(e)	Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities as of January 31, 2018 was $746,653,887, which represented 80.2% of net assets.
(f)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(g)	Zero-coupon bond. The rate shown is the yield to maturity.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $72,295,395, which represents 7.8% of net assets.
(i)	Non-income producing security.
(j)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Euro Fx, March 2018 Settlement	119	$18,515,656	$(920,300)
Swiss Franc, March 2018 Settlement	41	5,522,700	(327,859)
U.S. Treasury 5-Year Note, March 2018 Settlement	58	6,653,234	123,621

TOTAL FUTURES CONTRACTS SOLD		$30,691,590	$(1,124,538)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS (a) - 0.0%
Food Staples Retailing (a) - 0.0%
Safeway Casa Ley (b)(c)(d) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	$5,480
Safeway PDC (b)(c)(d) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	81

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,561

SHORT-TERM INVESTMENTS - 111.2%
Money Market Funds (a) - 0.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.21% (e)	1,617	1,617
First American Government Obligations Fund - Class Z - 1.20% (e)	1,616	1,616
First American Treasury Obligations Fund - Class Z - 1.21% (e)	1,616	1,616
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.21% (e)	1,616	1,616
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.21% (e)	1,616	1,616

		8,081

U.S. Treasury Bills - 111.2%
0.854%, 02/01/2018 (f)(g)	35,750,000	35,750,000
1.113%, 02/22/2018 (f)(g)	10,750,000	10,743,133
1.510%, 06/21/2018 (f)(g)	33,000,000	32,806,216
1.482%, 07/19/2018 (f)(g)	45,100,000	44,764,563
1.495%, 08/16/2018 (f)(g)	62,450,000	61,894,534
1.528%, 11/08/2018 (f)(g)	69,200,000	68,293,460
1.691%, 12/06/2018 (f)(g)	53,750,000	52,965,157
1.789%, 01/03/2019 (f)(g)	61,000,000	59,998,239

		367,215,302

TOTAL SHORT-TERM INVESTMENTS (Cost $367,460,444)		367,223,383

TOTAL INVESTMENTS (Cost $367,460,444) - 111.2%		367,228,944

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%		(37,069,678)

TOTAL NET ASSETS - 100.0%		$330,159,266

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Non-income producing security.
(c)	Security is restricted as to resale.
(d)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs. The aggregate value of these securities is $5,561, which represents less than 0.01% of net assets.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	All or a portion of this security is held as collateral for written put options.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 02/02/2018, Strike Price $2,820.00	123	$34,732,863	$89,790
CBOE S&P 500 Index, Expires 02/02/2018, Strike Price $2,825.00	302	85,279,062	276,330
CBOE S&P 500 Index, Expires 02/05/2018, Strike Price $2,815.00	125	35,297,625	101,875
CBOE S&P 500 Index, Expires 02/05/2018, Strike Price $2,820.00	225	63,535,725	220,500
CBOE S&P 500 Index, Expires 02/05/2018, Strike Price $2,825.00	175	49,416,675	204,750
CBOE S&P 500 Index, Expires 02/05/2018, Strike Price $2,850.00	49	13,836,669	125,685
CBOE S&P 500 Index, Expires 02/05/2018, Strike Price $2,855.00	50	14,119,050	146,750
CBOE S&P 500 Index, Expires 02/07/2018, Strike Price $2,815.00	100	28,238,100	122,000
CBOE S&P 500 Index, Expires 02/07/2018, Strike Price $2,825.00	22	6,212,382	37,620

TOTAL PUT OPTIONS			1,325,300

(Premiums Received $1,819,510)

TOTAL WRITTEN OPTIONS			$1,325,300

(Premiums Received $1,819,510)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 128.5%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.21% (a)	55,231	$55,231
First American Government Obligations Fund - Class Z - 1.20% (a)	55,230	55,230
First American Treasury Obligations Fund - Class Z - 1.21% (a)	55,230	55,230
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.21% (a)	55,230	55,230
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.21% (a)	55,230	55,230

		276,151

U.S. Treasury Bills - 128.3%
0.894%, 02/01/2018 (b)(c)	33,300,000	33,300,000
1.113%, 02/22/2018 (b)(c)	9,400,000	9,393,996
1.547%, 06/21/2018 (b)(c)	1,300,000	1,292,366
1.352%, 07/19/2018 (b)(c)	15,000,000	14,888,435
1.265%, 08/16/2018 (b)(c)	15,700,000	15,560,355
1.536%, 11/08/2018 (b)(c)	20,700,000	20,428,824
1.692%, 12/06/2018 (b)(c)	19,250,000	18,968,917
1.785%, 01/03/2019 (b)(c)	42,400,000	41,703,694

		155,536,587

TOTAL SHORT-TERM INVESTMENTS (Cost $155,915,092)		155,812,738

TOTAL INVESTMENTS (Cost $155,915,092) - 128.5%		155,812,738

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.5)%		(34,574,350)

TOTAL NET ASSETS - 100.0%		$121,238,388

Percentages are stated as a percent of net assets.

(a)	Rate show is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All of a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 02/02/2018, Strike Price $1,580.00	167	$26,302,166	$148,630
CBOE Russell 2000 Index, Expires 02/02/2018, Strike Price $1,585.00	203	31,972,094	241,570
CBOE Russell 2000 Index, Expires 02/02/2018, Strike Price $1,595.00	174	27,404,652	340,170
CBOE Russell 2000 Index, Expires 02/09/2018, Strike Price $1,575.00	226	35,594,548	343,520

TOTAL PUT OPTIONS			1,073,890

(Premiums Received $790,649)

TOTAL WRITTEN OPTIONS			$1,073,890

(Premiums Received $790,649)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 100.1%
Open-End Mutual Funds - 100.1%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	14,133,335	$147,128,017
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	7,094,910	73,432,315

TOTAL INVESTMENT COMPANIES (Cost $213,855,627)		220,560,332

TOTAL INVESTMENTS (Cost $213,855,627) - 100.1%		220,560,332

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(245,912)

TOTAL NET ASSETS - 100.0%		$220,314,420

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 104.3%
Money Market Funds - 5.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.21% (a)	942,171	$942,171
First American Government Obligations Fund - Class Z - 1.20% (a)	942,172	942,172
First American Treasury Obligations Fund - Class Z - 1.21% (a)	942,172	942,172
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.21% (a)	942,172	942,172
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.21% (a)	942,172	942,172

		4,710,859

U.S. Treasury Bills - 98.9%
0.821%, 02/01/2018 (b)(c)	2,100,000	2,100,000
1.509%, 06/21/2018 (b)(c)	10,000,000	9,941,277
1.196%, 07/19/2018 (b)(c)	8,000,000	7,940,499
1.217%, 08/16/2018 (b)(c)	8,100,000	8,027,954
1.547%, 11/08/2018 (b)(c)	24,100,000	23,784,283
1.701%, 12/06/2018 (b)(c)	14,200,000	13,992,655
1.781%, 01/03/2019 (b)(c)	20,000,000	19,671,554

		85,458,222

TOTAL SHORT-TERM INVESTMENTS (Cost $90,249,480)		90,169,081

TOTAL INVESTMENTS (Cost $90,249,480) - 104.3%		90,169,081

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%		(3,702,712)

TOTAL NET ASSETS - 100.0%		$86,466,369

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CAC 40 Index, Expires 02/16/2018, Strike Price EUR 5,500.00	64	$4,355,924	$52,642
DAX Index, Expires 02/02/2018, Strike Price EUR 13,150.00	86	7,041,464	25,946
DAX Index, Expires 02/02/2018, Strike Price EUR 13,200.00	20	1,637,550	8,492
Euro Stoxx 50 Index, Expires 02/02/2018, Strike Price EUR 3,575.00	50	2,240,570	4,345
Euro Stoxx 50 Index, Expires 02/02/2018, Strike Price EUR 3,600.00	300	13,443,422	55,125
Euro Stoxx 50 Index, Expires 02/02/2018, Strike Price EUR 3,625.00	36	1,613,211	12,917
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,500.00	20	2,139,301	18,435
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,525.00	40	4,278,603	46,855
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,575.00	21	2,246,267	33,097
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,600.00	80	8,557,206	145,393
Hang Seng Index, Expires 02/27/2018, Strike Price HKD 33,200.00	11	2,312,260	54,559
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 23,250.00	80	16,926,474	230,833
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 23,500.00	22	4,654,780	94,715
S&P/ASX 200 Index, Expires 02/15/2018, Strike Price AUD 6,000.00	136	6,616,636	41,973
Swiss Market Index, Expires 02/16/2018, Strike Price CHF 9,450.00	86	8,625,779	133,886

TOTAL PUT OPTIONS			959,213

(Premiums Received $713,747)

TOTAL WRITTEN OPTIONS			$959,213

(Premiums Received $713,747)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.2%
Open-End Mutual Funds - 99.2%
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	2,038,231	$19,689,311
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,272,336	13,245,013
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	642,229	6,647,070

TOTAL INVESTMENT COMPANIES (Cost $39,306,940)		39,581,394

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class -1.21% (b)	57,512	57,512
First American Government Obligations Fund - Class Z - 1.20% (b)	57,513	57,513
First American Treasury Obligations Fund - Class Z - 1.21% (b)	57,513	57,513
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.21% (b)	57,513	57,513
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.21% (b)	57,513	57,513

TOTAL SHORT-TERM INVESTMENTS (Cost $287,564)		287,564

TOTAL INVESTMENTS (Cost $39,594,504) - 99.9%		39,868,958

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		34,823

TOTAL NET ASSETS - 100.0%		$39,903,781

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Advisor Valuation committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustments to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers from level 3 to level 2 related to securities that were priced with broker quotes as of January 31, 2018 that were previously valued using significant unobservable inputs as of October 31, 2017. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$2,062,900	$2,062,900
Global	—	241,674,022	26,796,982	268,471,004
Japan	—	42,140,830	—	42,140,830
Turkey	—	3,273,725	—	3,273,725
United States	—	412,405,330	16,961,529	429,366,859

Total Event-Linked Bonds	—	699,493,907	45,821,411	745,315,318
Participation Notes (1)	—	—	42,205,071	42,205,071
Preference Shares (1)	—	—	94,412,149	94,412,149
Money Market Funds	37,824,393	—	—	37,824,393

Total Assets	$37,824,393	$699,493,907	$182,438,631	$919,756,931

Other Financial Instruments*
Unrealized appreciation on futures	$123,621	$—	$—	$123,621
Unrealized depreciation on futures	(1,248,159)	—	—	(1,248,159)

Total	$(1,124,538)	$—	$—	$(1,124,538)

U.S. Large Cap VRP Fund
Assets
Contingent Value Rights (1)	$—	$—	$5,561	$5,561
Money Market Funds	8,081	—	—	8,081
U.S. Treasury Bills	—	367,215,302	—	367,215,302

Total Assets	$8,081	$367,215,302	$5,561	$367,228,944

Liabilities
Written Options	$(159,620)	$(1,165,680)	$—	$(1,325,300)

Total Liabilities	$(159,620)	$(1,165,680)	$—	$(1,325,300)

U.S. Small Cap VRP Fund (2)
Assets
Money Market Funds	$276,151	$—	$—	$276,151
U.S. Treasury Bills		155,536,587	—	155,536,587

Total Assets	$276,151	$155,536,587	$—	$155,812,738

Liabilities
Written Options	$(343,520)	$(730,370)	$—	$(1,073,890)

Total Liabilities	$(343,520)	$(730,370)	$—	$(1,073,890)

U.S. VRP Master Fund (2)
Assets
Investment Companies - Open End	$220,560,332	$—	$—	$220,560,332

Total Assets	$220,560,332	$—	$—	$220,560,332

International Developed Markets VRP Fund (2)
Assets
Money Market Funds	$4,710,859	$—	$—	$4,710,859
U.S. Treasury Bills	—	85,458,222	—	85,458,222

Total Assets	$4,710,859	$85,458,222	$—	$90,169,081

Liabilities
Written Options	$(940,778)	$(18,435)	$—	$(959,213)

Total Liabilities	$(940,778)	$(18,435)	$—	$(959,213)

Global Equity VRP Master Fund (2)
Assets
Investment Companies - Open End	$39,581,394	$—	$—	$39,581,394
Money Market Funds	287,564	—	—	287,564

Total Assets	$39,868,958	$—	$—	$39,868,958

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2018, the Funds did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value are not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2018:

	High Yield Fund			U.S. Large Cap VRP Fund
	Event- Linked Bonds	Participation Notes	Preference Shares	Contingent Value Rights
Beginning Balance - November 1, 2017	$53,458,762	$39,206,523	$101,348,800	$5,744
Acquisitions	—	—	—	—
Dispositions	(5,966,990)	—	—	—
Realized gains	31,678	—	—	—
Return of capital	—	—	(391,860)	—
Change in unrealized appreciation (depreciation)	356,406	2,998,548	(6,544,791)	(183)
Transfers in/(out) of Level 3	(2,058,445)	—	—	—

Ending Balance - January 31, 2018	$45,821,411	$42,205,071	$94,412,149	$5,561

As of January 31, 2018, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Fund was $356,406 for Event-Linked Bonds, $2,998,548 for Participation Notes, and $(6,544,791) for Preference Shares. For the U.S. Large Cap VRP Fund, the change in unrealized appreciation on Contingent Value Rights was $(183).

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2018.

High Yield Fund

Type of security	Industry	Fair value at 1/31/18	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Participation Notes	Financial Services	$1,338,569	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.7MM-$0.7MM $3.6MM-$3.6MM	$0.7MM $3.6MM

Preference Shares	Financial Services	$70,956,826	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$9.8MM $0.6MM-$7.7MM	$3.8MM $4.6MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $45,821,411 for Event-Linked Bonds, $40,866,502 for Participation Notes and $23,455,323 for Preference Shares.

Derivative Transactions – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2018. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund may purchase and sell futures contracts. The High Yield Fund held futures contracts during the period ended January 31, 2018. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended January 31, 2018, was as follows:

High Yield Fund

Total short futures contracts	$30,117,619

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund wrote call or put options during the period ended January 31, 2018. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended January 31, 2018, were as follows:

	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Written Options	$1,032,151	$961,746	$849,615

Statement of Assets and Liabilities — Values of Derivatives as of January 31, 2018

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES

	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

High Yield Fund
Futures
Interest rate contracts	Net assets - Unrealized appreciation*	$123,621

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

Statement of Assets and Liabilities — Values of Derivatives as of January 31, 2018

	LIABILITY DERIVATIVES

	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Fund
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	$1,248,159

U.S. Large Cap VRP Fund
Options
Equity contracts	Written options, at fair value	1,325,300

U.S. Small Cap VRP Fund
Options
Equity contracts	Written options, at fair value	1,073,890

International Developed Markets VRP Fund
Options
Equity contracts	Written options, at fair value	959,213

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

2. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the year ended January 31, 2018. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		Total
November 1, 2017 Balance
Shares	13,282,348		6,863,133
Cost	$134,876,536		$68,896,464		$203,773,000
Additions
Shares	1,964,739		1,014,989
Cost	$20,000,000		$10,250,000
Reductions
Shares	1,113,752		783,212
Cost	$11,953,988		$8,213,385
January 31, 2018 Balance
Shares	14,133,335		7,094,910
Cost	$142,922,548		$70,933,079		$213,855,627
Value	$147,128,017		$73,432,315		$220,560,332
Dividend Income	$7,029,123		$2,362,121		$9,391,244
Realized Gain/(Loss)	$12,184,044	(1)	$5,762,249	(2)	$17,946,293
Change in Unrealized Depreciation	$(13,532,176)		$(5,197,868)		$(18,730,044)

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total
November 1, 2017 Balance
Shares	1,144,925		588,328		1,226,624		646,976
Cost	$11,983,964		$5,865,089		$11,815,190		$5,759,338	$35,423,581
Additions
Shares	174,276		142,756		837,730		—
Cost	$1,800,000		$1,450,000		$8,100,000		$—
Reductions
Shares	46,865		88,855		26,123		646,976
Cost	$520,515		$905,307		$281,481		$5,759,338
January 31, 2018 Balance
Shares	1,272,336		642,229		2,038,231		—
Cost	$13,263,449		$6,409,782		$19,633,709		$—	$39,306,940
Value	$13,245,013		$6,647,070		$19,689,311		$—	$39,581,394
Dividend Income	$608,541		$206,521		$1,278,561		$—	$2,093,623
Realized Gain/(Loss)	$1,073,613	(3)	$517,146	(4)	$231,775	(5)	$115,206	$1,937,740
Change in Unrealized Depreciation	$(1,189,655)		$(463,368)		$(1,433,927)		$(128,148)	$(3,215,098)

(1)	Includes $12,638,032 of long-term capital gain distributions.
(2)	Includes $5,975,635 of long-term capital gain distributions.
(3)	Includes $1,094,128 of long-term capital gain distributions.
(4)	Includes $522,452 of long-term capital gain distributions.
(5)	Includes $263,255 of long-term capital gain distributions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer
Date 3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer
Date 3/29/2018

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer
Date 3/29/2018

*	Print the name and title of each signing officer under his or her signature.

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